Oil and Gas Properties (Details) (USD $)	Jun. 30, 2014		Dec. 31, 2013		Dec. 31, 2012
Oil and Gas Properties and Supplemental Oil and Gas Reserve Information [Abstract]
Proved oil and gas properties (1)	$ 23,209,940	[1]	$ 7,491,321,000	[2]	$ 500,883,000	[2]
Less: Accumulated depreciation, depletion, amortization and impairment	(980,379)		(484,968,000)		(15,858,000)
Proved oil and gas properties, net	22,229,561		7,006,353,000		485,025,000
Unproved oil and gas properties	4,881,681		6,243,014,000		1,031,211,000
Total oil and gas properties, net	27,111,242		13,249,367		1,516,236
Estimates of future asset retirement costs	$ 23,575		$ 20,267		$ 2,722

[1]	Included in the Company's proved oil and gas properties are estimates of future asset retirement costs of $23,575 and $20,267 as of June 30, 2014 and December 31, 2013, respectively.
[2]	Included in the Company's proved oil and gas properties are estimates of future asset retirement costs of $20,267 and $2,722 at December 31, 2013 and 2012, respectively.